LEASES - Schedule of Maturity of finance leases (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 461	$ 449
Unearned finance income on lease receipts	(238)	(241)
Discounted unguaranteed residual value	23	21
Finance lease receivable	246	229
Less current portion	(7)	(6)
Total non-current	239	223
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	32	30
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	34	31
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	34	31
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	34	31
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	35	32
More than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease receipts	$ 292	$ 294